SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions					12 Months Ended
	Mar. 10, 2026 Vote	Mar. 09, 2026 Vote	Feb. 06, 2026 USD ($) shares	Jan. 15, 2026 USD ($) $ / shares shares	Dec. 31, 2025 Vote	Apr. 30, 2026	Dec. 31, 2024
DayOne
SUBSEQUENT EVENTS
Percentage of equity interest					30.10%		35.60%
Class B ordinary shares
SUBSEQUENT EVENTS
Number of votes per share at general meetings | Vote					20
Subsequent Events | DayOne
SUBSEQUENT EVENTS
Repurchase of ordinary shares (in shares) | shares				11,000,000
Price per share | $ / shares				$ 35
Total consideration sale of equity | $				$ 385
Subsequent Events | Series B Convertible Preferred Shares
SUBSEQUENT EVENTS
Preferred shares, shares issued (in shares) | shares			300,000
Total consideration | $			$ 300
Subsequent Events | Series C Convertible Preferred Shares | DayOne
SUBSEQUENT EVENTS
Percentage of equity interest						19.90%
Subsequent Events | Class B ordinary shares
SUBSEQUENT EVENTS
Number of votes per share at general meetings | Vote	50	20